Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Schedule of changes in share capital
	Class A shares			Class B shares				Warrants
	#	$	#		$		#	$
Balance, December 31, 2018	72	151,588		6,843,780		51,093,434		546,212	3,341,826
Shares issued [a] [b] [c] [d]	-	-		408,651		8,681,103		-	-
of Prismic Pharmaceuticals, Inc. [e]	-	-		510,940		12,361,657		67,598	1,420,407
Stock options exercised	-	-		-		-		-	-
Share-based payments	-	-		130,189		1,340,929		-	-
Warrants exercised	-	-		12,167		109,214		(12,167)	(37,753)
Warrants expired	-	-		-		-		(134,192)	(402,491)
Balance, December 31, 2019	72	151,588		7,905,727		73,586,337		467,451	4,321,989
Shares issued [g] [j] [k] [l] [n] [o]	-	-		8,925,942		22,242,975		6,335,758	1,110,904
Share-based payments [f] [h] [i] [m]	-	-		2,307,569		6,663,479		-	-
Share options exercised	-	-		22,382		563,747		-	-
Warrants expired	-	-		-		-		(54,100)	(463,935)
Balance, December 31, 2020	72	151,588		19,161,620		103,056,538		6,749,109	4,968,958
Shares issued [p]	-	-		15,480,462		38,341,407		-	-
Share-based payments [q] [r] [s]	-	-		1,462,558		3,751,412		100,000	98,513
Share cancellation [q]	-	-		(156,278)		-		-	-
Lucid acquisition [t]	-	-		4,502,392		7,023,732		112,162	70,563
Warrants expired	-	-		-		-		(4,476)	(617)
Balance, December 31, 2021	72	151,588		40,450,754		152,173,089		6,956,795	5,137,417

Schedule of changes in warrants outstanding and weighted average exercise price
		Weighted average
	Number of warrants	exercise price
	#	C$
Outstanding as at December 31, 2018	546,212	9.47
Issued	67,598	10.45
Exercised	(12,167)	7.81
Expired	(134,192)	7.64
Outstanding as at December 31, 2019	467,451	10.20
Issued	6,335,758	5.27
Expired	(54,100)	4.97
Outstanding as at December 31, 2020	6,749,109	5.62
Issued	212,162	1.93
Expired	(4,476)	5.43
Outstanding as at December 31, 2021	6,956,795	5.50

Schedule of fair value assumptions of warrants outstanding
	2021	2020	2019
Grant date share price	C$2.00 - C$2.04	C$2.58 - C$4.00	C$32.16
Exercise price	C$1.53 - C$2.50	C$3.46 - C$5.80	C$2.61 - C$26.73
Expected dividend yield	-	-	-
Risk free interest rate	0.43% - 0.46%	0.32% 0.36%	1.41% - 1.52%
Expected life	1.19 - 2 years	5 years	1.39 - 6.55 years
Expected volatility	88% - 129%	118% - 121%	100%

Schedule of number of warrants outstanding and exercise price
Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
November 30, 2022	1.21	46,242
December 31, 2022	2.43	65,920
May 20, 2023	16.08	7,311
June 23, 2023	2.50	100,000
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.40	1,381,215
October 20, 2025 (ii)	3.30	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.50	6,956,795
Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.42	1,381,215
October 20, 2025 (ii)	3.31	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.62	6,749,109
Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
January 5, 2020	6.03	37,313
November 30, 2020	2.61	16,787
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	10.20	467,451